RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current		R$ 54,741,999	R$ 44,406,749
Current		22,475,119	24,541,616
Non-current		41,063,196	31,463,098
Loans [member]
IfrsStatementLineItems [Line Items]
Non-current	[1]	1,384,773	1,143,228
Other related parties [member]
IfrsStatementLineItems [Line Items]
Current		1,830,459	2,731,368
Non-current		175,987	191,634
TOTAL ASSETS		2,006,446	2,923,002
Current		61,582	14,712
Total liabilities		61,582	14,712
Other related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current		37,448	14,712
Other related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current		24,134
Other related parties [member] | FinancialInvestmentsMember
IfrsStatementLineItems [Line Items]
Current	[2]	1,768,915	2,579,990
Non-current	[2]	140,510	132,523
Other related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current	[3]	59,716	134,570
Other related parties [member] | Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Current	[4]		14,980
Other related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current		1,828	1,828
Other related parties [member] | Actuarial Asset [Member]
IfrsStatementLineItems [Line Items]
Non-current		35,477	59,111
Related parties [member]
IfrsStatementLineItems [Line Items]
Current		1,962,667	2,807,603
Non-current		3,045,519	2,261,939
TOTAL ASSETS		5,008,186	5,069,542
Current		239,650	128,087
Non-current		53,356	66,606
Total liabilities		293,006	194,693
Related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current		130,563	77,463
Related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current		47,689	28,442
Non-current		53,356	66,606
Related parties [member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current		61,398	22,182
Related parties [member] | FinancialInvestmentsMember
IfrsStatementLineItems [Line Items]
Current	[2]	1,768,915	2,579,990
Non-current	[2]	140,510	132,523
Related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current	[3]	109,134	144,396
Related parties [member] | Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Current	[4]	77,377	76,878
Related parties [member] | Loans [member]
IfrsStatementLineItems [Line Items]
Current	[1]	5,383	4,511
Related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current		1,858	1,828
Non-current	[5]	1,484,759	927,077
Related parties [member] | Actuarial Asset [Member]
IfrsStatementLineItems [Line Items]
Non-current		35,477	59,111
Subsidiaries Joint Ventures Associates Exclusive Funds And Other Related Partie [Member]
IfrsStatementLineItems [Line Items]
Current		48,266	8,159
Non-current		3,678	3,626
TOTAL ASSETS		51,944	11,785
Current			21
Total liabilities			21
Subsidiaries Joint Ventures Associates Exclusive Funds And Other Related Partie [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current			21
Subsidiaries Joint Ventures Associates Exclusive Funds And Other Related Partie [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current	[3]	48,236	8,159
Subsidiaries Joint Ventures Associates Exclusive Funds And Other Related Partie [Member] | Loans [member]
IfrsStatementLineItems [Line Items]
Non-current	[1]	3,678	3,626
Subsidiaries Joint Ventures Associates Exclusive Funds And Other Related Partie [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current		30
Joint-ventures e joint operation [member]
IfrsStatementLineItems [Line Items]
Current		83,942	68,076
Non-current		2,865,854	2,066,679
TOTAL ASSETS		2,949,796	2,134,755
Current		178,068	113,354
Non-current		53,356	66,606
Total liabilities		231,424	179,960
Joint-ventures e joint operation [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current		93,115	62,730
Joint-ventures e joint operation [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current		23,555	28,442
Non-current		53,356	66,606
Joint-ventures e joint operation [member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current		61,398	22,182
Joint-ventures e joint operation [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current	[3]	1,182	1,667
Joint-ventures e joint operation [member] | Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Current	[4]	77,377	61,898
Joint-ventures e joint operation [member] | Loans [member]
IfrsStatementLineItems [Line Items]
Current	[1]	5,383	4,511
Non-current	[1]	1,381,095	1,139,602
Joint-ventures e joint operation [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current	[5]	R$ 1,484,759	R$ 927,077

[1]	Long term: refers mainly to loan agreements with Transnordestina Logística R$1,384,773 (R$1,123,375 as of December 31, 2021) with an average rate of 125.0% to 130.0% of CDI.
[2]	Financial investments: Refers mainly to investments in Usiminas shares, cash and cash equivalents and Bonds with Banco Fibra and government bonds and CDBs with the exclusive funds.
[3]	Accounts receivables: refers mainly to sales transactions of steel products from the Company to related parties.
[4]	Dividends receivable: refers to interest on equity from CSN Mineração S.A. in the amount of R$59,469 (R$320,945 as of December 31, 2021) and Mineração Nacional S.A. in the amount of R$14,785 (R$56,344 in December 2021).
[5]	Others (Assets): refers advance for future capital increase with Transnordestina Logística S.A. of R$1,484,759 as of December 31, 2022 (R$927,076 as of December 31, 2021).